Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The carrying values of intangible assets as of December 31, 2019 and 2018, respectively, consists of the following (in thousands except years):

	December 31, 2019
	Gross	Accumulated Amortization	Foreign Exchange Rate Changes	Net	Estimated Useful Life (in years)
Patents	$2,963	$(1,679)	$—	$1,284	10
Developed technology - 150V	560	(519)	(34)	7	6
Developed technology - 600V	1,701	(1,575)	(104)	22	6
Total	$5,224	$(3,773)	$(138)	$1,313

	December 31, 2018
	Gross	Accumulated Amortization	Foreign Exchange Rate Changes	Net	Estimated Useful Life (in years)
Patents	$2,963	$(1,383)	$—	$1,580	10
Developed technology - 150V	560	(425)	(41)	94	6
Developed technology - 600V	1,701	(1,291)	(126)	284	6
Total	$5,224	$(3,099)	$(167)	$1,958

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Estimated future amortization expenses related to intangible assets at December 31, 2019 are as follows (in thousands):

Year Ending December 31,	Amount
2020	$325
2021	296
2022	296
2023	296
Thereafter	100
Total	$1,313